SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
24.	SUBSEQUENT EVENTS

On November 13, 2012, the Company approved and declared a cash dividend of $0.12 per ordinary share on its total 135,409,521 outstanding shares as of the close of trading on December 7, 2012.